Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES:
Net income/(loss)	$ 25,859	$ (81,663)
Adjustments to reconcile net income/(loss) to net cash (used in)/ provided by operating activities:
Non-cash adjustments	26,003	58,997
(Increase)/decrease in operating assets	(20,602)	9,933
(Decrease)/increase in operating liabilities	(17,016)	32,392
Payments for drydock and special survey costs	(15,609)	(14,129)
Net cash (used in)/ provided by operating activities	(1,365)	5,530
INVESTING ACTIVITIES:
Acquisition of/additions to vessels	(24,152)	(96,573)
Deposits for vessels, port terminals and other fixed assets acquisitions	(19,304)	(1,250)
Deposits for option to acquire vessels	0	(2,099)
Loans from affiliate companies	0	18,629
Proceeds from lease receivable	0	79
Proceeds from sale of assets	137,016	23,078
Purchase of property, equipment and other fixed assets	(2,729)	(1,328)
Dividends received from affiliate companies	243	2,919
Net cash provided by/(used in) investing activities	91,074	(56,545)
FINANCING ACTIVITIES:
Repayment of long-term debt and payment of principal	(115,270)	(20,111)
Repurchase of senior notes	(12,454)	(9,443)
Repayment of loan payable to affiliate companies	0	(31,500)
Proceeds from loan payable to affiliate companies	0	31,500
Proceeds from long-term loans, net of deferred financing costs	0	66,862
Dividends paid to noncontrolling shareholders	0	(9,948)
Net cash (used in)/provided by financing activities	(127,724)	27,360
Decrease in cash and cash equivalents and restricted cash	(38,015)	(23,655)
Cash and cash equivalents and restricted cash, beginning of period	111,184	78,727
Cash and cash equivalents and restricted cash, end of period	73,169	55,072
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	72,105	62,040
Cash paid for income taxes	260	186
Non-cash investing and financing activities
Sale of vessels	5,766	0
Proceeds from the Navios Logistics’ Seller’s Credit Agreement for the construction of six liquid barges	2,246	0
Proceeds from the Navios Logistics’ Seller’s Credit Agreement for the acquisition of Navios Logistics’ 2020 Fleet	15,000
Transfers from deposits for vessels, port terminals and other fixed assets	57,107	0
Deposits for vessels, port terminals and other fixed assets	(356)	0
Acquisition of/additions to vessels	$ 0	$ (986)